10. Unit Offering (Tables) (June 2019)	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Summary of convertible debenture liabilities
	June 30,	December 31,
	2019	2018

Convertible debentures maturing on May 31, 2021. Interest accrues at 8.0% per year, compounded annually, and is due at maturity. 2,565 and 0 debenture units issued as of June 30, 2019 and December 31, 2018, respectively	$2,565,000	$–
Unamortized warrants associated with the debentures (initial value of $239.39 per Unit which are being amortized over twenty-four months beginning July 1, 2019). 532,135 and 0 warrants issued as of June 30, 2019 and December 31, 2018, respectively.	(614,040)	–
Unamortized conversion price associated with the debentures (initial equity of $280.50 per Unit which are being amortized over three months beginning July 1, 2019)	(719,479)	–
Unamortized broker issuing costs (initial issuing costs of $60.00 per Unit which are being amortized over three months beginning July 1, 2019)	(153,900)	–
Unamortized broker warrants associated with the debentures (initial issuing costs of $108.65 per Unit which are being amortized over sixty months beginning July 1, 2019). 153,900 and 0 warrants issued as of June 30, 2019 and December 31, 2018, respectively.	(278,678)	–
Total	798,903	–
Less current maturities	–	–
Long Term	$798,903	$–